Borrowings (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowings
Carrying value of securities pledged to collateralize borrowings	$ 587,765	$ 734,000
Amount of residential mortgages pledged to collateralize borrowings	78,848,981	63,641,363
Overnight borrowing with the Federal Home Loan Bank
Borrowings
Available borrowing capacity	72,400,000	52,600,000
Unsecured line of credit with Key Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with M&T Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with Fifth Third Bank
Borrowings
Available borrowing capacity	10,000,000
Outstanding borrowing amount	$ 0